INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income tax rate					21.00%	21.00%
Description of income taxes					there is a cumulative change in our ownership by “5% shareholders” that exceeds 50 percentage points over a rolling three-year period.
Valuation allowance, decrease					$ 1,900,000
Operating Loss Carryforwards	$ 2,117,379	$ 2,917,488	$ 4,893,004	$ 8,498,019	11,052,643	$ 32,728,241
Federal [Member]
Operating Loss Carryforwards					163,200,000
Net operating losses					122,900,000
State [Member]
Operating Loss Carryforwards					125,100,000
Remaining operating losses carryforward					$ 40,300,000